SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 14 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues and general and administrative expense based on the fair value of common shares issued for services. Share-based compensation expense for the nine months ended September 30, 2016 and 2015 is, as follows:

	Nine Months Ended September 30,
	2016	2015
Share-based compensation expense – consulting services	$118,160	$47,880
Share-based compensation expense – amortization of shares issued for prepaid services	—	279,229
Share-based compensation expense – accrual of estimated share-based awards	—	315,000
	$118,160	$642,109

NOTE 15 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues, sales and marketing expenses, R&D expenses and general and administrative expenses based on the fair value of common shares issued for services. In addition, we accrue share-based compensation expense for estimated share-based awards earned during the years ended December 31, 2015 and 2014, under our 2014 Equity Incentive Plan. Share-based compensation expense for the years ended December 31, 2015 and 2014 is as follows:

	Year Ended December 31,
	2015	2014
Share-based compensation expense – shares issued for services	$47,880	$83,600
Share-based compensation expense – amortization of shares issued for prepaid services	302,789	50,421
Share-based compensation expense – accrual of shares to be issued for services	67,500	—
Share-based compensation expense – accrual of estimated share-based awards to officers	612,512	417,664
	$1,030,681	$551,685